Fair Value of Financial Instruments - Change in Fair Value of Level 3 Derivative Liability (Details) - Derivative liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning of period	$ 7,977	$ 0
Issuance	0	61,823
Settlement	(392)
Change in fair value	(7,529)	(53,846)
Fair value, end of period	$ 56	$ 7,977